Schedule of Investments (unaudited)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

AGL Core CLO 4 Ltd., 2.13%, 04/20/33 (Call 10/20/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,400	$1,367,480
AIG CLO Ltd., 2.18%, 04/20/32 (Call 10/20/22), (3 mo. LIBOR US + 1.120%)(a)(b)	USD	1,000	976,848
Ally Auto Receivables Trust, 2.67%, 04/15/25 (Call 10/15/25)	USD	20,041	19,903,891
American Express Credit Account Master Trust, Series 2018-9, Class A, 1.25%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	USD	17,650	17,665,802
AmeriCredit Automobile Receivables Trust 2022-2, 4.20%, 12/18/25 (Call 03/18/26)	USD	8,903	8,921,230
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 2.29%, 01/28/31 (Call 10/28/22), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	4,500	4,424,700
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 2.33%, 01/28/31 (Call 10/28/22), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	13,840	13,631,593
Apidos CLO XII, 2.12%, 04/15/31 (Call 10/15/22), (3 mo. LIBOR US + 1.080%)(a)(b)	USD	500	490,513
ASSURANT CLO Ltd., Series 2018-2A, Class A, 2.10%, 04/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	250	245,005
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 2.27%, 11/17/27 (Call 08/17/22), (3 mo. LIBOR US + 0.830%)(a)(b)	USD	5,862	5,795,481
Atrium XIII, Series 13A, Class A1, 2.36%, 11/21/30 (Call 10/23/22), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	2,500	2,449,197
Autoflorence of Amyloids
0.17%, 12/24/44 (Call 11/24/26)(b)(c)	EUR	10,320	10,454,734
0.22%, 12/24/44 (Call 11/24/26)(b)(c)	EUR	898	904,860
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, 2.03%, 07/20/30 (Call 10/20/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	3,200	3,141,068
Barings Clo Ltd., 2.37%, 01/15/33 (Call 10/15/22), (3 mo. LIBOR US + 1.330%)(a)(b)	USD	3,850	3,790,129
Barings CLO Ltd., 2.13%, 04/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	550	536,106
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, 2.06%, 07/20/29 (Call 10/20/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	307	302,273
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 2.16%, 01/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	750	734,873
Benefit Street Partners Clo XII Ltd., 1.99%, 10/15/30 (Call 10/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	1,678	1,644,293
BHG Securitization Trust, 3.75%, 06/18/35 (Call 12/17/28)(a)	USD	1,500	1,487,558
BMW Vehicle Owner Trust, 1.45%, 12/26/24 (Call 10/25/25), (30 day SOFR + 0.520%)(b)	USD	13,636	13,617,379
Capital One Prime Auto Receivables Trust, 2.71%, 06/16/25 (Call 01/15/26)	USD	15,385	15,243,640
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 2.32%, 04/30/31 (Call 10/30/22), (3 mo. LIBOR US + 1.030%)(a)(b)	USD	1,000	979,554
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 2.01%, 04/17/31 (Call 10/17/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	5,234	5,136,054
Carmax Auto Owner Trust, 3.81%, 09/15/25	USD	8,777	8,806,537
Security		Par (000)	Value

Cbam Ltd., Series 2018-7A, Class A, 2.16%, 07/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	750	$732,236
Cedar Funding IX CLO Ltd., 2.04%, 04/20/31 (Call 10/20/22), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	2,130	2,080,545
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 1.52%, 08/15/32 (Call 04/15/23), (1 mo. LIBOR US + 0.650%)(a)(b)	USD	6,089	6,075,907
CIFC Funding Ltd.
Series 2014-2RA, Class A1, 2.23%, 04/24/30 (Call 10/24/22), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	249	244,805
Series 2018-1A, Class A, 2.04%, 04/18/31 (Call 10/18/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	13,000	12,708,422
Series 2018-2A, Class A1, 2.10%, 04/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	1,250	1,229,439
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 1.58%, 04/22/26, (1 mo. LIBOR US + 0.620%)(b)	USD	40,505	40,670,552
College Ave Student Loans LLC, Series 2021-A, Class A1, 2.11%, 07/25/51 (Call 02/25/32), (1 mo. LIBOR US + 1.100%)(a)(b)	USD	226	218,078
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD	4,130	3,951,680
Diameter Capital Clo 1 Ltd., 2.28%, 07/15/36 (Call 10/15/23), (3 mo. LIBOR US + 1.240%)(a)(b)	USD	2,170	2,115,348
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD	10,082	9,777,115
Dowson Dwson
1.86%, 01/20/29 (Call 05/20/25)(b)(c)	GBP	3,606	4,367,610
2.69%, 01/20/29 (Call 05/20/25)(b)(c)	GBP	646	767,197
Dowson PLC
Series 2021-2, Class A, 1.62%, 10/20/28 (Call 11/20/24), (Sterning Ovenight Index Average + 0.680%)(b)(c)	GBP	5,889	7,142,656
Series 2021-2, Class B, 2.14%, 10/20/28 (Call 11/20/24), (Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	1,600	1,922,900
Dryden 36 Senior Loan Fund, 2.06%, 04/15/29 (Call 10/15/22), (3 mo. LIBOR US + 1.020%)(a)(b)	USD	1,710	1,681,727
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 1.99%, 07/18/30 (Call 10/18/22), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	10,750	10,557,309
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 2.48%, 05/20/34 (Call 05/20/23), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	250	249,727
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 1.94%, 04/15/29 (Call 10/15/22), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	14,890	14,670,438
Dutch Property Finance, Series 2021-2, Class A, 0.29%, 04/28/59 (Call 04/28/26)(b)(c)	EUR	5,868	5,898,203
Dutch Property Finance BV, 0.32%, 10/28/59 (Call 01/28/27)(b)(c)	EUR	8,075	8,091,165
Elevation CLO Ltd., Series 2014-2A, Class A1R, 2.27%, 10/15/29, (3 mo. LIBOR US + 1.230%)(a)(b)	USD	443	437,734
Elmwood CLO X Ltd., Series 2021-3A, Class A, 2.10%, 10/20/34 (Call 10/20/22), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	13,000	12,635,965
Elvet Mortgages PLC, Series 2021-1, Class A, 1.06%, 10/22/63 (Call 10/22/26)(b)(c)	GBP	10,378	12,401,422
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26 (Call 07/20/24)(a)	USD	8,763	8,501,946

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ford Credit Auto Owner Trust, 3.44%, 02/15/25 (Call 12/15/25)	USD	27,812	$27,775,227
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 2.01%, 10/15/30 (Call 10/15/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	670	658,626
Gilbert Park CLO Ltd., 2.23%, 10/15/30 (Call 10/15/22), (3 mo. LIBOR US + 1.190%)(a)(b)	USD	250	245,891
GM Financial Automobile Leasing Trust, 2.93%, 10/21/24 (Call 10/20/24)	USD	19,418	19,282,035
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 2.35%, 10/29/29 (Call 10/29/22), (3 mo. LIBOR US + 1.110%)(a)(b)	USD	16,010	15,820,503
Gosforth Funding PLC, Series 2018-1A, Class A1, 0.95%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	USD	563	563,069
Highbridge Loan Management, Series 3A-2014, Class A1R, 2.22%, 07/18/29 (Call 10/18/22), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	1,100	1,086,995
Hyundai Auto Lease Securitization Trust, 1.40%, 10/15/24 (Call 09/15/24), (30 day SOFR + 0.620%)(a)(b)	USD	24,672	24,671,965
Hyundai Auto Receivables Trust, 3.64%, 05/15/25	USD	10,808	10,807,904
John Deere Owner Trust, 3.73%, 06/16/25	USD	8,735	8,737,625
KKR CLO 21 Ltd., 2.04%, 04/15/31 (Call 10/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	5,590	5,487,481
LCM 29 Ltd., Series 29A, Class AR, 2.11%, 04/15/31 (Call 10/15/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	2,600	2,537,245
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 1.99%, 04/19/30 (Call 10/19/22), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	3,802	3,752,697
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 2.10%, 07/21/30 (Call 10/21/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	1,800	1,768,113
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, 2.19%, 07/27/31 (Call 10/27/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	13,200	12,969,900
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 2.44%, 07/29/30, (3 mo. LIBOR US + 1.200%)(a)(b)	USD	4,875	4,827,038
Madison Park Funding XXXVII Ltd., 2.11%, 07/15/33 (Call 10/15/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,750	1,710,260
Mariner CLO LLC, Series 2016-3A, Class AR2, 2.17%, 07/23/29 (Call 10/23/22), (3 mo. LIBOR US + 0.990%)(a)(b)	USD	990	975,208
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 2.22%, 12/16/58 (Call 07/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	413	411,784
Series 2020-IA, Class A1B, 2.32%, 04/15/69 (Call 02/15/31), (1 mo. LIBOR US + 1.000%)(a)(b)	USD	6,456	6,313,356
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 08/15/28)(a)	USD	6,296	5,743,489
Series 2021-DA, Class A, 2.01%, 04/15/60 (Call 05/15/32), (PRIME - 1.990%)(a)(b)	USD	7,971	7,485,217
Nelnet Student Loan Trust
1.62%, 04/20/62 (Call 06/20/31), (1 mo. LIBOR US + 0.690%)(a)(b)	USD	3,097	3,040,642
1.67%, 04/20/62 (Call 02/20/31), (1 mo. LIBOR US + 0.740%)(a)(b)	USD	6,001	5,807,593
Series 2021-A, Class A1, 2.41%, 04/20/62 (Call 02/20/29), (1 mo. LIBOR US + 0.800%)(a)(b)	USD	7,516	7,405,482
Security		Par (000)	Value

Series 2021-BA, Class AFL, 2.38%, 04/20/62 (Call 07/20/29), (1 mo. LIBOR US + 0.780%)(a)(b)	USD	12,948	$12,499,294
Neuberger Berman CLO Ltd., Series 2013-14A, Class AR2, 2.27%, 01/28/30 (Call 10/28/22), (3 mo. LIBOR US + 0.990%)(a)(b)	USD	489	481,027
Neuberger Berman Loan Advisers CLO 33 Ltd., 2.12%, 10/16/33 (Call 10/16/22), (3 mo. LIBOR US + 1.080%)(a)(b)	USD	2,050	2,002,095
Niagara Park Clo Ltd., 1.00%, 07/17/32 (Call 10/17/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	2,500	2,431,522
Nissan Auto Lease Trust, 3.45%, 08/15/24 (Call 01/15/25)	USD	14,548	14,516,847
OCP CLO Ltd., Series 2017-13A, 2.00%, 07/15/30 (Call 10/15/22), (3 mo. LIBOR US + 0.960%)(a)(b)	USD	3,820	3,753,449
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 2.18%, 01/25/31 (Call 10/25/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	3,000	2,942,020
OneMain Direct Auto Receivables Trust, 2.99%, 03/14/29 (Call 12/14/25)(a)(b)	USD	8,825	8,782,562
OneMain Financial Issuance Trust, 3.84%, 05/14/32 (Call 08/14/22)(a)	USD	3,958	3,940,027
Palmer Square CLO Ltd.
2.04%, 10/17/31 (Call 10/19/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	1,800	1,754,220
Series 2015-2, 2.16%, 07/20/30 (Call 10/20/22), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	3,650	3,584,848
Series 2021-3A, Class A1, 1.38%, 01/15/35 (Call 01/15/24)(a)(b)	USD	500	481,786
Palmer Square Loan Funding Ltd., 1.00%, 07/15/35	USD	5,080	5,029,200
PCL Funding VI PLC, 1.00%, 07/15/26	GBP	6,611	8,014,646
PFS Financing Corp.
1.38%, 02/15/26, (SOFR + 0.600%)(a)(b)	USD	22,642	22,448,055
Series 2020-F, Class A, 0.93%, 08/15/24(a)	USD	3,274	3,268,681
Pikes Peak CLO 1, Series 2018-1A, Class A, 2.36%, 07/24/31 (Call 10/24/22), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	1,500	1,469,058
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 2.87%, 07/25/51 (Call 02/25/27), (1 mo. LIBOR US + 1.250%)(a)(b)	USD	1,629	1,599,250
Red & Black Auto Germany 8 UG, Class B, 0.21%, 09/15/30 (Call 11/15/25)(b)(c)	EUR	400	399,213
Red & Black Auto Italy S.r.l., Class A, 0.19%, 12/28/31 (Call 09/28/25)(b)(c)	EUR	14,136	14,353,121
Romark WM-R Ltd., Series 2018-1A, Class A1, 2.09%, 04/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.030%)(a)(b)	USD	3,879	3,806,112
RR 3 Ltd., Series 2018-3A, Class A1R2, 2.13%, 01/15/30 (Call 10/15/22), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	2,000	1,964,745
Santander Drive Auto Receivables Trust
2.76%, 03/17/25 (Call 02/15/26)	USD	18,744	18,643,549
4.05%, 07/15/25	USD	7,792	7,788,733
Satus PLC
1.64%, 08/17/28 (Call 03/17/25), (Sterning Ovenight Index Average + 0.700%)(b)(c)	GBP	685	831,209
2.14%, 08/17/28 (Call 03/17/25), (Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	400	473,320
2.54%, 08/17/28 (Call 03/17/25), (Sterning Ovenight Index Average + 1.600%)(b)(c)	GBP	300	360,823
Shackleton Clo Ltd., Series 2017-11A, 2.50%, 08/15/30 (Call 08/15/22), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	2,750	2,709,290

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Shackleton CLO Ltd., Series 2015-7R, 2.19%, 07/15/31 (Call 10/15/22), (3 mo. LIBOR US + 1.150%)(a)(b)	USD	2,750	$2,695,055
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 2.04%, 04/20/29 (Call 10/20/22), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	1,414	1,393,579
Silver Creek CLO Ltd., 2.30%, 07/20/30 (Call 10/20/22), (3 mo. LIBOR US + 1.240%)(a)(b)	USD	6,377	6,311,103
Silverstone Master Issuer PLC, 0.98%, 01/21/70 (Call 04/21/27)(b)(c)	GBP	3,485	4,147,537
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 2.23%, 06/15/33 (Call 09/15/22), (3 mo. LIBOR US + 0.400%)(b)	USD	3,363	3,279,189
Series 2004-B, Class A3, 2.16%, 03/15/24 (Call 03/15/24), (3 mo. LIBOR US + 0.330%)(b)	USD	2,844	2,828,765
Series 2005-A, Class A4, 2.14%, 12/15/38 (Call 03/15/27), (3 mo. LIBOR US + 0.310%)(b)	USD	7,280	7,039,700
Series 2005-B, Class A4, 2.16%, 06/15/39 (Call 09/15/26), (3 mo. LIBOR US + 0.330%)(b)	USD	5,134	4,898,754
Series 2006-A, Class A5, 2.12%, 06/15/39 (Call 06/15/28), (3 mo. LIBOR US + 0.290%)(b)	USD	11,375	10,731,095
Series 2006-B, Class A5, 2.10%, 12/15/39 (Call 09/15/27), (3 mo. LIBOR US + 0.270%)(b)	USD	8,139	7,703,483
SMB Private Education Loan Trust
1.83%, 02/16/55 (Call 10/15/33), (30 day SOFR + 1.450%)(a)(b)	USD	12,037	11,838,153
Series 2017-A, Class A2B, 1.77%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	11,119	11,067,342
Series 2021-C, Class A1, 1.27%, 01/15/53, (1 mo. LIBOR US + 0.400%)(a)(b)	USD	1,422	1,419,942
SoFi Professional Loan Program LLC, Series 16-C, Class A1, 2.72%, 10/27/36 (Call 10/25/22), (1 mo. LIBOR US + 1.100%)(a)(b)	USD	476	476,008
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 2.08%, 01/23/29 (Call 10/23/22), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	2,316	2,277,633
Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 2.46%, 01/25/32 (Call 10/25/22), (3 mo. LIBOR US + 1.280%)(a)(b)	USD	1,250	1,221,437
Southwick Park CLO LLC, 2.12%, 07/20/32 (Call 01/20/23), (3 mo. LIBOR US + 1.060%)(a)(b)	USD	8,760	8,512,837
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 2.19%, 10/15/31 (Call 10/15/22), (3 mo. LIBOR US + 1.150%)(a)(b)	USD	500	489,780
Tagus STC/Ulisses Finance No.2, 0.16%, 09/23/38 (Call 02/23/28)(b)(c)	EUR	12,100	12,390,892
TCI-Symphony CLO Ltd., 2.04%, 10/13/32 (Call 01/13/23), (3 mo. LIBOR US + 1.020%)(a)(b)	USD	5,235	5,105,495
TICP CLO IX Ltd., Series 2017-9A, Class A, 2.20%, 01/20/31 (Call 10/20/22), (3 mo. LIBOR US + 1.140%)(a)(b)	USD	500	490,355
Together Asset Backed Securitisation, 1.39%, 07/12/63 (Call 10/12/25)(b)(c)	GBP	2,613	3,136,395
Verizon Owner Trust, Series 2020-A, Class A1B, 1.20%, 07/22/24 (Call 04/20/23), (1 mo. LIBOR US + 0.270%)(b)	USD	4,393	4,378,491
Volkswagen Auto Lease Trust, 3.20%, 10/21/24 (Call 09/20/24)	USD	20,878	20,786,494
Voya CLO, Series 2017-2A, Class A1R, 2.02%, 06/07/30 (Call 10/15/22), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	5,330	5,237,651
Security		Par (000)	Value

Voya CLO Ltd., 1.00%, 04/15/31 (Call 10/15/22), (3 mo. LIBOR US + 1.060%)(a)(b)	USD	1,250	$1,223,834
Voya Ltd., Series 2012-4, 2.04%, 10/15/30 (Call 10/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	13,000	12,741,011
Wellfleet CLO Ltd., Series 2016-1A, Class AR, 1.97%, 04/20/28 (Call 10/20/22), (3 mo. LIBOR US + 0.910%)(a)(b)	USD	876	864,849
Westlake Automobile Receivables Trust 3.36%, 08/15/25 (Call 07/15/25)(a)	USD	7,738	7,695,172
Series 2021-1A, Class A2A, 0.39%, 10/15/24 (Call 04/15/24)(a)	USD	4,740	4,705,653

Total Asset-Backed Securities — 18.1%
(Cost: $828,203,692)			809,082,655

Collaterized Mortgage Obligations

Asset-Backed Securities — 1.2%
Arbor Realty Commercial Real Estate Notes Ltd., 2.39%, 08/15/34 (Call 03/15/24), (1 mo. LIBOR US + 1.070%)(a)(b)		$14,450	13,860,995
BDS 2021-FL9 Ltd., 2.68%, 11/16/38 (Call 10/16/23), (1 mo. LIBOR US + 1.070%)(a)(b)		8,750	8,353,269
FS Rialto Issuer LLC, 2.69%, 01/19/39 (Call 04/17/24), (SOFR + 1.900%)(a)(b)		5,000	4,881,179
HGI CRE CLO Ltd., 1.55%, 09/17/36 (Call 10/17/23), (1 mo. LIBOR US + 1.000%)(a)(b)		5,380	5,167,746
KREF Ltd., 2.96%, 02/17/39 (Call 02/17/24)(a)(b)		9,360	9,060,615
LoanCore Issuer Ltd.
2.17%, 11/15/38 (Call 11/15/23), (1 mo. LIBOR US + 1.300%)(a)(b)		2,640	2,537,730
Series 2018-CRE1, Class A, 2.00%, 05/15/28 (Call 08/15/22), (1 mo. LIBOR US + 1.130%)(a)(b)		548	544,880
MF1 Multifamily Housing Mortgage Loan Trust, 2.62%, 07/16/36 (Call 07/16/23), (1 mo. LIBOR US + 1.100%)(a)(b)		4,520	4,379,827
Multifamily Housing Mortgage Loan Trust, 2.14%, 02/19/37 (Call 02/17/24)(a)(b)		1,860	1,793,819
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 2.17%, 02/15/36 (Call 08/15/22), (1 mo. LIBOR US + 1.300%)(a)(b)		1,282	1,280,841

Mortgage-Backed Securities — 6.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 1.73%, 09/15/34 (Call 08/15/22), (1 mo. LIBOR US + 0.880%)(a)(b)	USD	12,100	11,765,362
AREIT Trust
1.72%, 01/16/37 (Call 11/15/24)(a)(b)	USD	1,975	1,896,797
Series 2019-CRE3, Class A, 2.17%, 09/14/36 (Call 08/14/22), (1 mo. LIBOR US + 1.020%)(a)(b)	USD	6,343	6,274,790
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.73%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	19,220	18,784,725
BBCMS-TALL Mortgage Trust, Series 2018-TALL, Class A, 1.60%, 03/15/37, (1 mo. LIBOR US + 0.722%)(a)(b)	USD	8,630	8,174,084
BX Commercial Mortgage Trust
1.56%, 10/15/38, (1 mo. LIBOR US + 0.690%)(a)(b)	USD	9,129	8,769,436
1.79%, 02/15/39(a)(b)	USD	10,020	9,568,052
Series 2019-XL, Class A, 1.80%, 10/15/36, (1 mo. LIBOR US + 0.920%)(a)(b)	USD	5,398	5,318,698

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
BX Trust
1.77%, 10/15/36, (1 mo. LIBOR US + 0.890%)(a)(b)	USD	8,520	$8,082,852
Series 2019-CALM, Class A, 1.75%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	USD	3,913	3,834,673
Series 2021, Class A, 2.16%, 06/15/36, (1 mo. LIBOR US + 1.280%)(a)(b)	USD	2,070	2,000,626
CEDR Commercial Mortgage Trust, 1.77%, 02/15/39(a)(b)	USD	5,410	5,125,343
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 2.52%, 07/25/49 (Call 08/25/24), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,185	1,135,682
Cold Storage Trust, Series 2020-ICE5, Class A, 1.77%, 11/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,843	1,801,925
Commission Mortgage Trust
Series 2013- GAM, Class A2, 3.37%, 02/10/28 (Call 02/10/23)(a)	USD	6,296	6,204,365
Series 2013-CR6, Class A3FL, 1.83%, 03/10/46 (Call 12/10/22), (1 mo. LIBOR US + 0.630%)(a)(b)	USD	788	787,938
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 1.86%, 05/15/36, (1 mo. LIBOR US + 0.980%)(a)(b)	USD	6,333	6,241,142
DBGS Mortgage Trust, Series 2018-5BP, Class A, 1.67%, 06/15/33 (Call 08/15/22), (1 mo. LIBOR US + 0.645%)(a)(b)	USD	4,200	4,062,647
Extended Stay America Trust, Series 2021-ESH, Class A, 1.96%, 07/15/38, (1 mo. LIBOR US + 1.080%)(a)(b)	USD	6,192	6,051,809
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 1.68%, 02/15/38, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,600	8,301,140
GS Mortgage Securities Corportation Trust, 1.83%, 10/15/36, (1 mo. LIBOR US + 0.950%)(a)(b)	USD	10,360	9,942,632
J.P. Morgan Chase Commercial Mortgage Securities Trust, 1.80%, 03/15/39(a)(b)	USD	5,540	5,467,042
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.88%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	USD	1,645	1,617,693
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 1.68%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,533	8,410,738
MED Trust LLC, 1.83%, 11/15/38(a)(b)	USD	4,260	4,089,894
MF1
1.85%, 12/15/34, (SOFR + 1.070%)(a)(b)	USD	1,230	1,214,395
2.15%, 12/15/34, (SOFR + 1.370%)(a)(b)	USD	480	471,628
MHC Commercial Mortgage Trust, 1.68%, 04/15/38, (1 mo. LIBOR US + 0.801%)(a)(b)	USD	5,925	5,739,719
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.58%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	USD	14,512	14,393,161
Series 2018-BOP, Class A, 1.73%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	5,549	5,488,288
Series 2018-SUN, Class A, 1.78%, 07/15/35 (Call 07/15/23), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	19,045	18,517,991
MSCG Trust, 1.78%, 10/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	5,300	5,193,307
MTN Commercial Mortgage Trust, 1.91%, 03/15/39(a)(b)	USD	8,930	8,639,125
Ready Capital Mortgage Financing LLC, 2.25%, 01/25/37 (Call 02/25/24), (SOFR + 1.650%)(a)(b)	USD	8,560	8,282,350
Rialto Real Estate Fund LP, 2.55%, 01/19/37 (Call 05/19/24)(a)(b)	USD	6,955	6,841,872
Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage Trust, 2.94%, 05/15/37(a)(b)	USD	2,900	$2,845,345
Taurus CMBS, 1.89%, 08/17/31 (Call 08/17/26), (SOFR + 0.950%)(b)(c)	GBP	6,846	7,975,384
TPGI Trust, Series 2021 DGWD, Class A, 1.57%, 06/15/26, (1 mo. LIBOR US + 0.700%)(a)(b)	USD	6,320	6,073,427
Vita Scientia, 1.30%, 08/27/25(b)(c)	EUR	5,709	5,642,021
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 1.75%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	USD	17,280	17,122,999

Total Collaterized Mortgage Obligations — 7.2%
(Cost: $330,453,033)			320,011,998

Commercial Paper
Enel Finance America LLC
2.57%, 08/09/22(d)		$16,000	15,987,445
2.78%, 09/21/22(d)		15,000	14,937,630
National Australia Bank Ltd., 3.59%, 03/15/23(d)		10,000	9,776,534

Total Commercial Paper — 0.9%
(Cost: $40,732,974)			40,701,609

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(e)		15,000	15,007,137

Agriculture — 0.3%
BAT Capital Corp.
2.29%, 08/15/22, (3 mo. LIBOR US + 0.880%)(b)		10,000	9,996,891
2.76%, 08/15/22 (Call 08/09/22)		2,994	2,993,348
			12,990,239
Auto Manufacturers — 7.7%
BMW Finance NV, 2.25%, 08/12/22(a)(e)		16,350	16,349,609
BMW U.S. Capital LLC
0.80%, 04/01/24(a)(e)		11,565	11,076,473
1.70%, 08/12/24, (SOFR + 0.380%)(a)(b)		21,435	21,099,757
2.89%, 04/01/25, (SOFR + 0.840%)(a)(b)		11,100	10,997,423
Daimler Finance North America LLC
0.75%, 03/01/24(a)		11,005	10,527,350
1.75%, 03/10/23(a)		17,650	17,462,834
2.55%, 08/15/22(a)		19,691	19,688,856
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)		15,000	14,462,877
General Motors Financial Co. Inc.
1.05%, 03/08/24		20,000	19,065,922
2.78%, 10/15/24, (SOFR + 0.620%)(b)		15,000	14,481,877
Hyundai Capital America
0.80%, 04/03/23(a)(e)		17,710	17,298,810
1.00%, 09/17/24(a)		18,105	16,896,068
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)(e)		10,520	9,759,061
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)(e)		12,515	11,791,616
2.31%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)		4,375	4,302,582
3.88%, 09/21/23(a)		4,000	3,989,200
Stellantis NV, 5.25%, 04/15/23		9,400	9,431,960
Toyota Motor Credit Corp., 2.69%, 12/29/23(b)(e)		15,000	14,999,985

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)(e)	$44,345	$43,912,646
0.88%, 11/22/23(a)	22,000	21,176,899
2.67%, 06/07/24(a)(b)	19,465	19,429,652
2.70%, 09/26/22(a)	2,145	2,143,326
4.25%, 11/13/23(a)	13,000	13,059,508
		343,404,291
Banks — 22.7%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (1 year CMT + 0.450%)(b)	21,200	20,484,115
3.54%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	9,993,979
3.85%, 04/12/23(e)	9,291	9,279,483
Bank of America Corp.
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	72,625	72,431,930
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	30,000	29,947,110
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	10,000	9,975,329
Bank of Montreal, 2.77%, 06/07/25(b)	20,000	19,826,423
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)	20,000	19,940,782
Barclays PLC, 2.79%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(b)	41,000	40,825,038
BPCE SA
2.74%, 01/14/25, (SOFR + 0.570%)(a)(b)	3,110	3,050,530
2.96%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)	15,000	15,010,475
Canadian Imperial Bank of Commerce, 0.45%, 06/22/23	26,320	25,641,236
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	15,000	14,761,560
1.91%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	9,995,972
2.70%, 10/27/22 (Call 09/27/22)(e)	12,060	12,063,182
2.88%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	23,300	23,210,323
Cooperatieve Rabobank UA, 3.06%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,018,914
Credit Suisse AG/New York NY, 0.52%, 08/09/23.	25,000	24,181,943
Credit Suisse Group AG, 3.80%, 06/09/23	8,500	8,470,520
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	19,380	19,366,274
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)(e)	17,000	16,428,313
Series E, 1.73%, 11/08/23, (SOFR + 0.500%)(b)	13,790	13,633,359
DNB Bank ASA, 2.84%, 03/28/25 (Call 03/28/24), (3 mo. LIBOR US + 0.390%)(a)(b)	15,000	14,829,098
Federation des Caisses Desjardins du Quebec, 1.92%, 05/21/24, (SOFR + 0.430%)(a)(b)	20,000	19,624,099
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)	25,000	24,573,989
1.22%, 12/06/23 (Call 12/06/22)	28,860	27,979,409
3.20%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	12,060	12,115,945
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	3,000	2,971,652
Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	$11,120	$10,690,850
2.95%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(b)	13,000	12,872,812
3.60%, 05/25/23(e)	10,000	10,016,081
Series ., 2.02%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	6,570	6,401,203
Huntington National Bank (The), 2.55%, 05/16/25 (Call 05/16/24), (SOFR + 1.190%)(b)(e)	22,900	22,591,102
JPMorgan Chase & Co.
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	12,000	11,786,357
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	33,590	32,928,785
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	48,480	48,394,198
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	4,625	4,499,084
KeyCorp, 3.88%, 05/23/25 (Call 05/23/24), (SOFR + 1.250%)(b)(e)	7,195	7,173,688
Mitsubishi UFJ Financial Group Inc., 3.85%, 07/18/25	19,100	19,140,874
Mizuho Financial Group Inc.
2.15%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(b)	10,000	9,911,527
2.40%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	3,000	3,002,368
2.57%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)	25,000	24,971,092
3.55%, 03/05/23(e)	20,000	20,013,204
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	66,100	65,030,558
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)(e)	5,500	5,450,343
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	20,000	19,963,294
3.75%, 02/25/23(e)	25,000	25,068,484
4.18%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)(e)	21,815	21,837,152
National Bank of Canada, 1.71%, 08/06/24, (SOFR + 0.490%)(b)	8,695	8,584,050
Natwest Group PLC, 3.75%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	3,000	2,999,623
NatWest Group PLC, 3.88%, 09/12/23	20,000	19,961,576
Nordea Bank Abp, 2.69%, 06/06/25(a)(b)(e)	19,885	19,784,350
Royal Bank of Canada, 3.97%, 07/26/24	5,690	5,724,416
Skandinaviska Enskilda Banken AB, 2.37%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	15,000	14,996,546
Sumitomo Mitsui Financial Group Inc., 3.54%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)	4,000	4,000,611
UBS AG/London, 1.69%, 08/09/24, (SOFR + 0.450%)(a)(b)	15,725	15,606,491
Wells Fargo & Co., 4.04%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)	12,550	12,559,899
		1,016,591,600
Beverages — 0.5%
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 08/29/22)	21,520	20,590,597

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.5%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 08/09/22)	$23,988	$23,302,825

Building Materials — 0.2%
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 08/29/22)	8,800	8,535,271

Chemicals — 1.2%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	38,000	38,350,655
International Flavors & Fragrances Inc.
0.70%, 09/15/22(a)(e)	4,140	4,125,287
3.20%, 05/01/23 (Call 02/01/23)	9,000	8,987,915
		51,463,857
Computers — 0.3%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	8,783	8,878,659
International Business Machines Corp., 2.88%, 11/09/22(e)	3,679	3,684,719
		12,563,378
Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.15%, 10/29/23	35,000	33,605,342
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)(e)	3,325	3,077,761
2.18%, 12/15/22, (3 mo. LIBOR US + 0.350%)(b)	28,600	28,549,279
2.25%, 01/15/23	10,637	10,548,192
3.88%, 07/03/23 (Call 06/03/23)(e)	6,138	6,093,510
American Express Co.
1.37%, 11/03/23, (SOFR + 0.230%)(b)	6,765	6,707,612
2.20%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	3,999,421
2.62%, 03/04/25 (Call 02/01/25), (SOFR + 0.930%)(b)	8,930	8,859,085
3.38%, 05/03/24(e)	15,000	14,975,520
3.40%, 02/22/24 (Call 01/22/24)(e)	25,000	24,950,882
Aviation Capital Group LLC, 3.88%, 05/01/23 (Call 04/01/23)(a)	19,660	19,461,781
Capital One Financial Corp.
2.45%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	9,000	8,685,000
2.59%, 05/09/25 (Call 05/09/24), (SOFR + 1.350%)(b)	22,285	21,894,196
2.60%, 05/11/23 (Call 04/11/23)(e)	12,550	12,474,227
3.20%, 01/30/23 (Call 12/30/22)(e)	10,000	9,993,323
Charles Schwab Corp. (The), 2.43%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(b)	33,050	32,836,339
International Lease Finance Corp., 5.88%, 08/15/22(e)	20,665	20,680,766
Synchrony Financial, 4.38%, 03/19/24 (Call 02/19/24)(e)	6,250	6,237,457
		273,629,693
Electric — 3.0%
Dominion Energy Inc., Series D, 2.36%, 09/15/23 (Call 08/19/22), (3 mo. LIBOR US + 0.530%)(b)	10,105	10,050,391
Duke Energy Corp., 2.05%, 06/10/23, (SOFR + 0.250%)(b)(e)	13,415	13,318,853
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23(e)	23,495	23,130,865
1.54%, 11/03/23 (Call 08/29/22), (SOFR + 0.400%)(b)	24,300	23,997,260
Security	Par (000)	Value

Electric (continued)
1.77%, 02/22/23 (Call 08/29/22), (3 mo. LIBOR US + 0.270%)(b)(e)	$26,954	$26,824,301
2.16%, 03/01/23, (SOFR + 0.540%)(b)	5,580	5,555,283
4.20%, 06/20/24(e)	6,105	6,196,251
Southern California Edison Co., 0.70%, 04/03/23(e)	25,212	24,658,091
		133,731,295
Food — 0.3%
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)(e)	9,135	9,137,007
3.75%, 10/17/23, (3 mo. LIBOR US + 1.010%)(b)(e)	2,696	2,696,155
		11,833,162
Gas — 0.6%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 08/15/22)(e)	7,875	7,745,901
ONE Gas Inc., 0.85%, 03/11/23 (Call 08/29/22)(e)	19,275	18,949,513
		26,695,414
Health Care - Products — 1.0%
Baxter International Inc., 2.01%, 11/29/24(b)	5,705	5,586,857
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)(e)	30,000	29,168,533
2.70%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(b)	11,980	11,768,470
		46,523,860
Health Care - Services — 1.0%
Elevance Health Inc., 2.95%, 12/01/22 (Call 11/01/22)	4,555	4,548,048
Humana Inc., 0.65%, 08/03/23 (Call 08/08/22)	42,230	41,046,874
		45,594,922
Home Builders — 0.3%
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24).	11,500	11,541,067

Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/29/22)(e)	10,440	9,852,019

Insurance — 0.7%
MassMutual Global Funding II, 2.81%, 03/21/25, (SOFR + 0.270%)(a)(b)	3,996	3,963,667
Metropolitan Life Global Funding I, 2.85%, 03/21/25, (SOFR + 0.910%)(a)(b)	8,745	8,691,568
New York Life Global Funding
2.90%, 01/17/24(a)(e)	5,000	4,959,116
3.15%, 06/06/24(a)	12,605	12,504,538
		30,118,889
Machinery — 0.8%
Caterpillar Financial Services Corp.
1.79%, 11/13/23, (SOFR + 0.450%)(b)(e)	25,000	24,967,736
1.92%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(e)	9,020	9,010,573
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22)	3,870	3,752,825
		37,731,134
Manufacturing — 1.1%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	8,390	8,116,906
General Electric Co., 2.70%, 10/09/22	17,655	17,642,641
Parker-Hannifin Corp., 3.65%, 06/15/24	22,400	22,384,964
		48,144,511

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.43%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(b)	$17,640	$17,696,839
4.50%, 02/01/24 (Call 01/01/24)	10,000	10,065,183
Sky Ltd., 3.75%, 09/16/24(a)	7,910	7,937,139
		35,699,161
Oil & Gas — 0.4%
Phillips 66, 0.90%, 02/15/24 (Call 08/29/22)(e)	18,530	17,830,062

Pharmaceuticals — 5.4%
AbbVie Inc.
2.30%, 11/21/22(e)	33,924	33,863,102
2.90%, 11/06/22	48,550	48,508,325
3.20%, 11/06/22 (Call 09/06/22)(e)	5,000	4,996,958
Bayer U.S. Finance II LLC
2.84%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)	32,500	32,433,805
3.88%, 12/15/23 (Call 11/15/23)(a)	25,000	25,008,638
Cigna Corp.
0.61%, 03/15/24 (Call 08/29/22)(e)	8,490	8,120,473
3.05%, 11/30/22 (Call 10/31/22)	19,937	19,925,379
CVS Health Corp., 2.75%, 12/01/22 (Call 09/01/22)	15,000	14,988,623
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	33,015	32,717,704
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	20,000	20,169,738
		240,732,745
Pipelines — 2.0%
Enbridge Inc.
0.55%, 10/04/23	2,805	2,706,252
1.79%, 02/17/23, (SOFR + 0.400%)(b)	3,130	3,118,294
2.15%, 02/16/24	6,820	6,658,474
4.00%, 10/01/23 (Call 07/01/23)	6,000	6,014,956
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	10,000	9,975,724
3.60%, 02/01/23 (Call 11/01/22)	6,400	6,383,224
4.25%, 03/15/23 (Call 12/15/22)(e)	6,550	6,553,636
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)(e)	20,091	20,037,682
4.30%, 05/01/24 (Call 02/01/24)(e)	4,820	4,850,082
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)	25,000	25,122,992
		91,421,316
Real Estate Investment Trusts — 0.3%
American Tower Corp., 3.38%, 05/15/24 (Call 04/15/24)(e)	15,000	14,872,294

Retail — 1.6%
7-Eleven Inc.
0.63%, 02/10/23 (Call 08/29/22)(a)(e)	40,909	40,260,931
0.80%, 02/10/24 (Call 08/29/22)(a)(e)	29,600	28,292,859
Starbucks Corp., 1.77%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(b)	4,130	4,089,932
		72,643,722
Semiconductors — 0.5%
Analog Devices Inc., 2.30%, 10/01/24, (SOFR + 0.250%)(b)	5,025	4,908,505
Security	Par/ Shares (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	$17,000	$16,996,973
		21,905,478
Software — 3.0%
Fidelity National Information Services Inc., 0.38%, 03/01/23(e)	31,909	31,329,849
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(e)	15,539	15,576,724
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	8,000	7,910,934
2.50%, 10/15/22	22,571	22,541,318
2.63%, 02/15/23 (Call 01/15/23)(e)	20,753	20,654,813
VMware Inc., 0.60%, 08/15/23(e)	37,339	36,148,835
		134,162,473
Telecommunications — 1.5%
AT&T Inc.
2.63%, 03/25/24 (Call 08/29/22), (SOFR + 0.640%)(b)	22,000	21,732,414
2.90%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	14,350	14,308,387
Rogers Communications Inc., 2.95%, 03/15/25 (Call 03/15/23)(a)	8,950	8,800,516
Verizon Communications Inc.
2.45%, 03/22/24, (SOFR + 0.500%)(b)	11,715	11,590,910
2.51%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(b)	10,000	9,978,678
		66,410,905
Transportation — 0.5%
Ryder System Inc.
3.65%, 03/18/24 (Call 02/18/24)(e)	17,550	17,507,785
3.88%, 12/01/23 (Call 11/01/23)(e)	5,000	5,014,125
		22,521,910
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(e)	10,000	9,936,339
4.13%, 08/01/23 (Call 07/01/23)(a)	15,000	15,002,061
		24,938,400

Total Corporate Bonds & Notes — 65.4%
(Cost: $2,969,087,421)		2,922,983,627

Repurchase Agreements(b)(f)

Goldman Sachs & Co. LLC, 2.28%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $100,019,000, collateralized by non-agency mortgage-backed security, 2.50% to 3.50%, due 10/20/46 to 05/20/51, par and fair value of$249,235,058 and $101,729,594, respectively)	100,000	100,000,000

Total Repurchase Agreements — 2.2%
(Cost: $100,000,000)		100,000,000

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(g)(h)(i)	57,975	57,969,220

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(g)(h)	101,780	$101,780,000

Total Money Market Funds — 3.6%
(Cost: $159,740,276)		159,749,220

Total Investments in Securities — 97.4%
(Cost: $4,428,217,396)		4,352,529,109

Other Assets Less Liabilities — 2.6%		117,666,550

Net Assets — 100.0%		$4,470,195,659

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Rates are discount rates or a range of discount rates as of period end.

(e)	All or a portion of this security is on loan.

(f)	Maturity date represents next reset date.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$49,889,059	$8,103,105	(a)	$—		$(23,174)	$230	$57,969,220	57,975	$74,159	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	208,310,000	—		(106,530,000	)(a)	—	—	101,780,000	101,780	601,942		—
						$(23,174)	$230	$159,749,220		$676,101		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	466,867	USD	472,542	Deutsche Bank Securities Inc.	09/21/22	$6,287
EUR	644,000	USD	660,128	HSBC Bank PLC	09/21/22	373
GBP	376,727	USD	448,734	Goldman Sachs & Co.	09/21/22	10,569
USD	59,899,000	EUR	63,390,489	Deutsche Bank Securities Inc.	09/21/22	1,956,709
USD	38,497,000	GBP	47,701,633	HSBC Bank PLC	09/21/22	766,428
						2,740,366
USD	5,838,000	GBP	6,979,181	Deutsche Bank Securities Inc.	09/21/22	(138,457)
						$2,601,909

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$809,082,655	$—	$809,082,655
Collaterized Mortgage Obligations	—	320,011,998	—	320,011,998
Commercial Paper	—	40,701,609	—	40,701,609
Corporate Bonds & Notes	—	2,922,983,627	—	2,922,983,627
Repurchase Agreements	—	100,000,000	—	100,000,000
Money Market Funds	159,749,220	—	—	159,749,220
	$159,749,220	$4,192,779,889	$—	$4,352,529,109
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,740,366	$—	$2,740,366
Liabilities
Forward Foreign Currency Exchange Contracts	—	(138,457)	—	(138,457)
	$—	$2,601,909	$—	$2,601,909

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar